SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions									1 Months Ended						12 Months Ended
	Nov. 08, 2024 USD ($) Share $ / shares	Nov. 08, 2024 USD ($) Share $ / shares	May 04, 2024 Share	Mar. 13, 2024 CAD ($) Share $ / shares shares	Mar. 13, 2024 USD ($) Share $ / shares shares	Aug. 04, 2023 Share	May 04, 2023 USD ($) Share $ / shares	Jan. 10, 2023 USD ($) Share $ / shares	Aug. 21, 2024 CAD ($) Share $ / shares	Aug. 21, 2024 USD ($) Share $ / shares	Dec. 20, 2023 USD ($) Share $ / shares	May 04, 2023 USD ($) Share $ / shares	Mar. 16, 2023 $ / shares	Mar. 16, 2023 USD ($) shares	Dec. 31, 2024 USD ($) Share $ / shares shares	Dec. 31, 2023 USD ($) Share $ / shares shares	Dec. 31, 2024 Share $ / shares shares	Dec. 31, 2024 Share $ / shares shares	Mar. 08, 2024 USD ($) Share	Dec. 31, 2022 Share $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares																68,871,437	168,707,653	168,707,653
Number of shares outstanding | shares																68,871,437	168,707,653	168,707,653		31,905,476
Share consolidation ratio																On May 26, 2023, the Company consolidated its common shares on the basis of one (1) new post-consolidation common share for every two and a half (2.5) existing pre-consolidation common share (the "Consolidation").
Proceeds from issuing shares															$ 25,555,000	$ 25,771,000
Share-based-payments															$ 1,543,000	$ 1,174,000
Number of share options granted | Share															92,301	2,559,979
Number of share options expired | Share															637,507	717,660
Exercise price, share options granted | $ / shares															$ 1.11	$ 1.98
Expense from share-based payment transactions with employees															$ 1,543,000	$ 1,098,000
Number of share options outstanding in share-based payment arrangement | Share																3,300,083	2,624,370	2,624,370		1,478,773
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares																$ 3.06		$ 2.38		$ 5.35
Common Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share issue price | $ / shares													$ 1.75
Shares issued for cash | shares														20,000,000
Proceeds from issuing shares														$ 25,800,000
Brokerage fee expense														980,000
Legal and filing expense														$ 470,000
Florida Canyon Gold Inc. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of consideration on the closing date	$ 72,669,000	$ 72,669,000
Florida Canyon Gold Inc. [Member] | Common Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments or interests issued or issuable | Share	65,213,010	65,213,010
Share issue price | (per share)	$ 1.55	$ 1.11
Value of consideration on the closing date	$ 72,700,000	$ 72,700,000
Rich Gulch, LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments or interests issued or issuable | Share																			2,959,769
Equity interests of acquirer																			$ 2,100,000
Millennial Precious Metals Corp. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of consideration on the closing date							$ 23,997,000					$ 23,997,000
Millennial Precious Metals Corp. [Member] | Common Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments or interests issued or issuable | Share							16,872,050					16,872,050
Share issue price | $ / shares							$ 1.35
Value of consideration on the closing date							$ 22,700,000					$ 22,700,000
Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units issued | Share				16,611,750	16,611,750				14,900,000	14,900,000
Units issued, price per unit | (per share)				$ 0.9	$ 0.67				$ 1.35	$ 0.99
Proceeds from issuing other equity instruments				$ 15.0	$ 11,000,000				$ 20.0	$ 15,000,000
Brokerage fee expense					500,000					700,000
Legal and filing expense					$ 600,000					$ 300,000
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued | shares				8,305,874	8,305,874
Exercise price of warrants issued | (per share)				$ 1.2	$ 0.89
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued related to restricted share units vested | shares															151,687	93,911
Maximum number of shares available for issuance | Share															4,000,000
Share-based-payments															$ 800,000	$ 500,000
Equity Incentive Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of issued and outstanding capital acquire for issuance of awards															10.00%
Number of equity incentive awards available for issuance | Share															12,713,784	1,689,467
Equity Incentive Awards [Member] | One participant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period															5.00%
Equity Incentive Awards [Member] | One consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period															2.00%
Equity Incentive Awards [Member] | Eligible persons (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period															2.00%
Equity Incentive Awards [Member] | Insiders (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period															10.00%
Equity Incentive Awards [Member] | Any one insider and his or her associates or affiliates [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period															5.00%
Replacement Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | Share																	92,301	92,301
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares																	$ 3.12
Replacement Options [Member] | Millennial's employees and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | Share												764,704
Number of share options expired | Share			40,480			62,100						207,000
Expense from share-based payment transactions with employees												$ 31,888
Replacement Options [Member] | Millennial's employees and consultants [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares												$ 2.4
Replacement Options [Member] | Millennial's employees and consultants [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares												$ 5.29
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based-payments															$ 400,000	$ 300,000
Stock Options [Member] | Directors, officers, employees and contractors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | Share											1,603,371
Exercise price, share options granted | $ / shares											$ 1.04
Expiration Date											December 20, 2028
Expense from share-based payment transactions with employees											$ 0.91
Stock Options [Member] | Directors and officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | Share								191,904
Exercise price, share options granted | $ / shares								$ 1.63
Expiration Date								January 10, 2028
Expense from share-based payment transactions with employees								$ 140,000
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance | Share															3,000,000
Share-based-payments															$ 300,000	$ 300,000
Number of unvested deferred share units | shares																537,865	127,364	127,364